Summary of key assumptions used in calculations of value in use for CGUs (Details)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Air ticketing [member]
InvestmentInJointVentureLineItems [Line Items]
Terminal Value growth rate	[1]	5.00%
Air ticketing [member] | Bottom of range [member]
InvestmentInJointVentureLineItems [Line Items]
EBITDA margin over next 5 years	[1]	14.50%
Air ticketing [member] | Top of range [member]
InvestmentInJointVentureLineItems [Line Items]
EBITDA margin over next 5 years	[1]	30.50%
Hotels and packages [member]
InvestmentInJointVentureLineItems [Line Items]
Terminal Value growth rate	[1]	5.00%
Hotels and packages [member] | Bottom of range [member]
InvestmentInJointVentureLineItems [Line Items]
EBITDA margin over next 5 years	[1]	15.30%
Hotels and packages [member] | Top of range [member]
InvestmentInJointVentureLineItems [Line Items]
EBITDA margin over next 5 years	[1]	30.60%
Bottom of range [member] | Air ticketing [member]
InvestmentInJointVentureLineItems [Line Items]
Pre-Tax Discount rate	[1]	21.54%
Bottom of range [member] | Hotels and packages [member]
InvestmentInJointVentureLineItems [Line Items]
Pre-Tax Discount rate	[1]	18.70%
Bottom of range [member] | Yatra tg stays private limited and yatra hotel solutions private limited [member]
InvestmentInJointVentureLineItems [Line Items]
Pre-Tax Discount rate	[1]		21.19%
Bottom of range [member] | TSI Yatra Private Limited [member]
InvestmentInJointVentureLineItems [Line Items]
Terminal Value growth rate			5.00%
EBITDA margin over next 5 years			10.01%
Top of range [member] | Yatra tg stays private limited and yatra hotel solutions private limited [member]
InvestmentInJointVentureLineItems [Line Items]
Pre-Tax Discount rate	[1]		29.79%
Top of range [member] | TSI Yatra Private Limited [member]
InvestmentInJointVentureLineItems [Line Items]
EBITDA margin over next 5 years	[1]		35.50%

[1]	Advances to vendors primarily consist of amounts paid to airline and hotels for future bookings.